Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Asset Acquisition

Asset Acquisition

The Group evaluates acquisitions under ASC 805 to determine whether the acquired set meets the definition of a business. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the acquired set is not considered a business.

Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions under ASC 805-50. The cost of an asset acquisition includes the consideration transferred and direct transaction costs and is allocated to the assets acquired and liabilities assumed based on their relative fair values. No goodwill is recognized.

Investment in Equity Securities

Investment in Equity Securities

Equity securities are any security representing an ownership interest in an entity or the right to acquire or dispose of an ownership interest in an entity at fixed or determinable prices, in accordance with ASC 321, i.e., investments that do not qualify for accounting as a derivative instrument, an investment in consolidated subsidiaries, or an investment accounted for under the equity method.

The Group accounts for these investments in equity securities at fair value at the reporting date, except for those investments without a readily determinable fair value where the Group has elected the measurement at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer, in line with ASC 321. Changes in fair value are accounted for in the income statement as a non-operating income/expense.

Segment Reporting

Segment Reporting

Our chief operating decision maker, who is also our Chief Executive Officer, regularly reviews information collated into two segments for purposes of allocating resources and assessing budgets and performance. We report our financial performance based on this segment structure described in Note 38.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adoption of new FASB Accounting Standard in the current year – Prior-Year Financial Statements not restated:

As of January 1, 2026, the Group adopted Accounting Standards Update (ASU) 2024-04, Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the accounting treatment for certain settlements of convertible debt instruments that do not occur under the instruments’ preexisting terms.

ASU 2024-04 introduces a “preexisting contract approach” to determine whether an inducement offer should be accounted for as an induced conversion. Under this approach, an inducement offer is considered to preserve the form and amount of consideration if it provides the debt holder with at least the same consideration as the original conversion terms of the instrument. The assessment is based on the terms as they existed one year before the offer acceptance date, especially if the instrument was modified within that period. Additionally, the standard clarifies that induced conversion accounting applies to convertible debt instruments within the scope of Subtopic 470-20 that are not currently convertible, provided the instrument contained a substantive conversion feature at both its issuance date and the inducement offer acceptance date. There was no impact on the Group’s results upon adoption of the standard.

As of January 1, 2026, the Group adopted Accounting Standards Update (ASU) 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides targeted simplifications to the current expected credit loss (CECL) model for certain short-term financial assets arising from revenue transactions.

ASU 2025-05 introduces a practical expedient that allows entities to assume that current economic conditions as of the balance-sheet date remain unchanged for the remaining life of certain current accounts receivable and current contract assets when estimating expected credit losses. This eliminates the need to develop forward-looking macroeconomic forecasts for these short-term assets, reducing complexity and documentation burden. The standard also includes related disclosure requirements for entities electing the practical expedient or subsequent collection approach. There was no impact on the Group’s results upon adoption of the standard.

New FASB Accounting Standard to be adopted in the future:

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which updates mandates that public business entities provide more detailed disclosures about specific expense categories in their financial statement notes, enhancing transparency for investors.

Summary: Entities are required to disaggregate certain expense captions presented on the income statement into the following natural expense categories, such as purchases of Inventory, Employee compensation, Depreciation and Intangible Asset Amortization. These disaggregated expenses must be presented in a tabular format within the notes to the financial statements for both annual and interim reporting periods. Additionally, entities are required to disclose the total amount of selling expenses and provide their definition.

Effective Date: ASU 2024-03 is effective for annual reporting periods for public business entities for fiscal years beginning after December 15, 2026, and for interim reporting periods within fiscal years beginning after December 15, 2027. Early adoption is permitted.

The Group expects to adopt the guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. This ASU makes targeted improvements to Subtopic 350-40 to increase the operability of the recognition guidance considering different methods of software development.

Summary: This update amends Subtopic 350-40 by removing references to prescriptive software development stages and introducing a principle-based approach for capitalizing costs. Under this approach, capitalization begins when management has authorized and committed to funding and it is probable that the project will be completed and used as intended. Additionally, the ASU introduces a framework for assessing significant development uncertainty, clarifies that specific asset disclosures apply to all capitalized internal-use software costs, and consolidates guidance for website development costs into Subtopic 350-40.

Effective Date: ASU 2025-06 is effective for all entities for fiscal years beginning after December 15, 2027. Early adoption is permitted.

The Group expects to adopt the guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow Scope Improvements. This update clarifies and refines the guidance in ASC 270 to improve how entities prepare and disclose interim financial statements and notes in accordance with U.S. GAAP.

Summary: The update specifies that ASC 270 applies to all entities that provide a complete set of interim financial statements with notes. It clarifies the form and content of interim financial statements and accompanying disclosures, including a consolidated list of disclosure requirements relevant for interim periods. The ASU also codifies a disclosure principle requiring entities to report material events or changes that occur after the most recent annual reporting period, such as significant changes in estimates, accounting policies, or contingencies. These amendments improve clarity, consistency, and ease of application but do not change the fundamental nature of interim reporting.

Effective Date: ASU 2025-11 is effective for public business entities for interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Group expects to adopt the guidance when effective. Management is assessing the impact of the aforementioned guidance on its interim financial statements but does not expect it to have a material impact.

In April 2026, the FASB issued ASU 2026-01, Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock, which eliminates diversity in practice by providing explicit guidance for instruments that previously lacked specific treatment under U.S. GAAP.

Summary: The update clarifies that issuers must initially measure paid-in-kind (PIK) dividends on equity-classified preferred stock using the contractually stated dividend rate rather than the fair value of the underlying shares. It also establishes consistent presentation and disclosure requirements for the issuance of these shares.

Effective Date: ASU 2026-01 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group expects to adopt the guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.